Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating costs:
Total operating costs	$ 47,687	$ 48,979	$ 52,082
Other income (expense):
Change in fair value of common stock warrant liability	(3,700)	6,950	947
Gain on extinguishment of long-term debt			396
Goodwill impairment	(400)
Total other income (expense)	6,373	(5,414)	320
Income tax benefit	(4,680)	163	585
Loss from continuing operations	(148)	(14,185)	(8,768)
Earnings from discontinued operations, net of income taxes	5,560	4,151	1,300
Net earnings (loss)	5,412	(10,034)	(7,468)
Earnings (loss) attributable to noncontrolling interest	(91)
Net earnings (loss) attributable to Real Industry, Inc.	$ 5,503	$ (10,034)	$ (7,468)
Basic and diluted:
Continuing operations		$ (1.11)	$ (0.69)
Discontinued operations	$ 0.41	0.32	0.10
Basic and diluted earnings (loss) per share	$ 0.41	$ (0.79)	$ (0.59)
Continuing Operations
Operating revenues:
Total operating revenues	$ 2,232	$ 6,739	$ 8,049
Operating costs:
Cost of goods sold	433	142	498
Selling, general and administrative	13,409	12,926	13,022
Interest expense		3,352	3,021
Amortization of intangibles	88		73
Total operating costs	13,930	16,420	16,614
Operating loss	(11,698)	(9,681)	(8,565)
Other income (expense):
Change in fair value of common stock warrant liability	3,700	(6,950)	(947)
Gain on extinguishment of long-term debt			396
Goodwill impairment	(400)
Other, net	(136)	112	66
Total other income (expense)	3,164	(6,838)	(485)
Loss from continuing operations before income taxes	(8,534)	(16,519)	(9,050)
Income tax benefit	(8,386)	(2,334)	(282)
Loss from continuing operations	(148)	(14,185)	(8,768)
Net earnings (loss)	(148)	(14,185)	(8,768)
Earnings (loss) attributable to noncontrolling interest	(91)
Net earnings (loss) attributable to Real Industry, Inc.	(57)	(14,185)	(8,768)
Continuing Operations | Special Situations
Operating revenues:
Total operating revenues	$ 2,232	6,691	7,691
Continuing Operations | Corporate and Other
Operating revenues:
Total operating revenues		$ 48	$ 358